Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Schedule of Transactions from Employee Option and Share Plans

The following transactions took place resulting from employee option and share plans in 2014:

2014

Total shares in treasury at beginning of year	4,170,833
Total cost	167

Shares acquired under repurchase program	23,246,177
Average price in $ per share	61.73
Amount paid	1,435

Shares delivered	8,245,556
Average price in $ per share	46.84
Amount received	145

Total shares in treasury at end of year	19,171,454
Total cost	1,219